1

THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated January 12, 2021

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)
applicable to Class A, C, D and I shares
dated February 1, 2020, as supplemented September 30 and October 19, 2020 and the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “RETIREMENT PROSPECTUS”)
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2020, as supplemented September 30, 2020

Changes Relating to Thornburg International Value Fund and
Thornburg Better World International Fund

Effective January 15, 2021, Di Zhou will conclude her service as co-portfolio manager of the Thornburg International Value Fund (“International Value Fund”) and as portfolio manager of the Thornburg Better World International Fund (“Better World Fund”). Accordingly, all references to Ms. Zhou in the Retail Prospectus and Retirement Prospectus are hereby deleted.

Lei Wang continues to serve as the portfolio manager of the International Value Fund. In addition, Matt Burdett has been named a co-portfolio manager of the International Value Fund effective January 15, 2021, and Lei Wang has been named portfolio manager of the Better World Fund effective January 15, 2021.

Accordingly, effective January 15, 2021, the following changes are made to the Retail and Retirement Prospectuses:

The disclosures for the International Value Fund under the sub-caption “Portfolio Managers” appearing under the caption “Management” on page 29 of the Retail Prospectus and page 24 of the Retirement Prospectus are hereby deleted and replaced with the following disclosure:

Lei Wang, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2006.

Matt Burdett, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2021.

The disclosure for the Better World Fund under the sub-caption “Portfolio Manager” appearing under the caption “Management” on page 59 of the Retail Prospectus is hereby deleted and replaced with the following disclosure:

Lei Wang, CFA, a managing director of Thornburg, has been a portfolio manager of the Fund since 2021.

2

On page 84 of the Retail Prospectus and page 59 of the Retirement Prospectus, the reference to Di Zhou with respect to the International Value Fund in the table under the sub-caption “Fund Portfolio Managers” appearing under the caption “Organization and Management of the Funds” is deleted and replaced by reference to Matt Burdett, and the reference to Di Zhou on page 84 of the Retail Prospectus with respect to the Better World Fund in that same table is replaced by reference to Lei Wang.

The following paragraph replaces the biographical information for Matt Burdett appearing on page of the 84 Retail Prospectus and page 60 of the Retirement Prospectus:

Matt Burdett, a managing director of Thornburg, has been a portfolio manager of Income Builder Fund since 2019 and International Value Fund since 2021. Mr. Burdett rejoined Thornburg in 2015 as an associate portfolio manager, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2018. Prior to his rejoining Thornburg, Mr. Burdett spent several years as a senior vice president and portfolio manager at PIMCO, where he comanaged various dividend-oriented strategies. Prior to his time at PIMCO, Mr. Burdett worked as an equity analyst at Thornburg, and before that he was director of healthcare investment banking at CIBC World Markets / Oppenheimer and a medicinal chemist at Sunesis Pharmaceuticals. He holds a bachelor’s degree in chemistry from the University of California, Berkeley and an MBA from the University of Southern California.

The following paragraph replaces the biographical information for Lei Wang appearing on page 86 of the Retail Prospectus:

Lei Wang, CFA, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2006 and a portfolio manager of Better World Fund since 2021. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4746

1

THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated January 12, 2021

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION (THE “RETAIL SAI”)
applicable to Class A, C, D and I shares
dated February 1, 2020, as supplemented September 30, 2020, October 19, 2020 and January 5, 2021

and the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
(THE “RETIREMENT SAI”)
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2020, as supplemented September 30, 2020 and January 5, 2021

Changes Relating to Thornburg International Value Fund and
Thornburg Better World International Fund

Effective January 15, 2021, Di Zhou will conclude her service as co-portfolio manager of the Thornburg International Value Fund (“International Value Fund”) and as portfolio manager of the Thornburg Better World International Fund (“Better World Fund”). Accordingly, all references to Ms. Zhou in the Retail SAI and Retirement SAI are hereby deleted.

Lei Wang continues to serve as the portfolio manager of the International Value Fund. In addition, Matt Burdett has been named a co-portfolio manager of the International Value Fund effective January 15, 2021, and Lei Wang has been named portfolio manager of the Better World Fund effective January 15, 2021.

Accordingly, effective January 15, 2021, the following changes are made to the Retail and Retirement SAIs:

The following disclosures replace the current disclosures relating to Matt Burdett and Lei Wang, respectively, on pages 74 and 75 of the Retail SAI, and pages 56 and 57 of the Retirement SAI under the sub-caption “Accounts Managed By Portfolio Managers” appearing under the caption “Information About Portfolio Managers”:

2

Matt Burdett*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	2	$14,048,947,834.98
Other Pooled Investment Vehicles:	4	$74,698,317.91
Other Accounts:	103	$168,045,279.76

Lei Wang*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	2	$3,757,413,921.64
Other Pooled Investment Vehicles:	3	$50,938,613.65
Other Accounts:	100	$110,114,892.32

*Mr. Burdett will become a portfolio manager on International Value Fund on January 15, 2021, and Mr. Wang will become a portfolio manager on Better World Fund on January 15, 2021, and management of those Funds is included in the number of accounts, however, total assets for the number of accounts shown are as of December 31, 2020.

The following disclosures replace the current disclosures relating to Matt Burdett and Lei Wang, respectively, on page 76 of the Retail SAI and page 58 of the Retirement SAI under the sub-caption “Portfolio Managers’ Ownership of Shares in the Funds” appearing under the caption “Information About Portfolio Managers”:

Matt Burdett (as of January 12, 2021)

Income Builder Fund	Over $1,000,000
International Value Fund	$100,001 – $500,000

Lei Wang (as of January 12, 2021)

International Value Fund	$500,001 – $1,000,000
Better World Fund	$10,001 – $50,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4747